Acquisitions of Subsidiaries - Scheule of Assets and Liabilities at the Date of Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Acquisition of The Art Newspaper SA [Member]
Scheule of Assets and Liabilities at the Date of Acquisition [Line Items]
Cash and cash balances		$ 27
Accounts receivable		674
Prepayments, deposits and other receivables		301
Property, plant and equipment		333
Intangible assets		25,752
Accounts payable		(402)
Other payables and accruals		(1,724)
Borrowings		(37)
Lease liabilities		(244)
Contract liabilities		(419)
Deferred tax liabilities		(2,961)
Net assets acquired		$ 21,300
Acquisition of Singapore hotel companies [Member]
Scheule of Assets and Liabilities at the Date of Acquisition [Line Items]
Cash and cash balances	$ 4,273
Accounts receivable	920
Prepayments, deposits and other receivables	622
Property, plant and equipment	349,061
Accounts payable	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Borrowings	(159,722)
Contract liabilities	(471)
Tax payables	(214)
Amounts due to shareholders	(47,157)
Non-controlling interest	(71,136)
Net assets acquired	74,187
Investment in joint ventures eliminated	$ 74,187